Mineral Properties	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Mineral Properties
Mineral Properties

Note 5—Mineral Properties

At both December 31, 2013 and March 31, 2013, the balances of mineral properties were comprised primarily of the value of the mineral rights and exploration permits contributed by the Karlsson Group in exchange for their initial 50% ownership interest in AWP. During the three months ended December 31, 2013, we chose not to renew the leases on four of these permits and reduced the value of the mineral properties contributed by the Karlsson Group by $0.6 million, which is included in asset impairment in the consolidated statement of operations.

The majority of the $2.6 million in payments to private landowners for mineral rights is comprised of the cash payments made under our July 2011 Potash Sharing Agreement covering 101 private mineral estate sections and the related mineral leases on approximately 62,000 acres.

	December 31, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Karlsson Group contribution of mineral rights and exploration permits	$10,357	$11,000
Payments to private landowners for mineral rights	2,641	2,641
Leasehold options	49	49
Total mineral properties	$13,047	$13,690

Note 5—Mineral Properties

The Company is primarily engaged in the acquisition, exploration and exploitation of mineral properties with the objective of extracting minerals from these properties. Mineral property exploration costs are expensed as incurred. Costs for acquired mineral property are capitalized and then impaired if the criteria for capitalization are not met. Capitalization of mine development costs that meet the definition of an asset will commence once we have proven and probable reserves in accordance with SEC Industry Guide 7.

In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property is recorded at the fair value of the respective property or the fair value of common shares and other instruments issued, whichever is more readily determinable. When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash, shares, or other instruments are recorded only when the Company has made or is obliged to make the payment or issue the shares or instruments.